Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Preferred Stock [Member] Series B [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total	Cumulative Adjustment [Member] Common Stock [Member]	Cumulative Adjustment [Member] Additional Paid-in Capital [Member]	Cumulative Adjustment [Member] Accumulated Deficit [Member]	Cumulative Adjustment [Member]
Balance at Dec. 31, 2021	$ 0	$ 2	$ 597,723	$ (353,249)	$ 244,476
Balance (in shares) at Dec. 31, 2021	20,000	17,298,614
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (including the exercise of warrants) (Note 12)	$ 0	$ 0	70	0	70
Issuance of common stock (including the exercise of warrants) (Note 12) (in shares)		10,000
Stock based compensation (Note 16)	0	$ 0	7,185	0	7,185
Stock based compensation (Note 16) (in shares)		883,000
Repurchase of warrants (Note 12)	0	$ 0	(122)	0	(122)
Dividends (Note 12)	0	0	0	(22,472)	(22,472)
United Maritime Corporation spin-off (Note 3)	0	0	0	(13,728)	(13,728)
Net income	0	0	0	17,239	17,239
Balance at Dec. 31, 2022	$ 0	$ 2	583,691	(361,994)	221,699
Balance (ASU 2020-06 [Member]) at Dec. 31, 2022						$ 0	$ (21,165)	$ 10,216	$ (10,949)
Balance (in shares) at Dec. 31, 2022	20,000	18,191,614
Increase (Decrease) in Stockholders' Equity [Roll Forward]
ATM offering (Note 12)	$ 0	$ 0	(191)	0	(191)
ATM offering (Note 12) (in shares)		1,099
Stock based compensation (Note 16)	0	$ 0	9,147	0	9,147
Stock based compensation (Note 16) (in shares)		1,823,467
Repurchase of warrants (Note 12)	0	$ 0	(816)	0	(816)
Dividends (Note 12)	0	0	0	(1,974)	(1,974)
Share buyback (Note 12)	0	$ 0	(1,679)	0	$ (1,679)
Share buyback (Note 12) (in shares)		(375,531)			(375,531)
Redemption of fractional shares due to reverse stock split	0	$ 0	(23)	0	$ (23)
Redemption of fractional shares due to reverse stock split (in shares)		(4,297)
Net income	0	$ 0	0	2,282	2,282
Balance at Dec. 31, 2023	$ 0	$ 2	590,129	(361,686)	228,445
Balance (in shares) at Dec. 31, 2023	20,000	19,636,352
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (including the exercise of warrants) (Note 12)	$ 0	$ 0	885	0	885
Issuance of common stock (including the exercise of warrants) (Note 12) (in shares)		180,000
ATM offering (Note 12)	0	$ 0	4,796	0	4,796
ATM offering (Note 12) (in shares)		576,120
Stock based compensation (Note 16)	0	$ 0	4,987	0	4,987
Stock based compensation (Note 16) (in shares)		500,734
Dividends (Note 12)	0	$ 0	0	(15,556)	(15,556)
Share buyback (Note 12)	0	$ 0	(4,850)	0	$ (4,850)
Share buyback (Note 12) (in shares)		(519,041)			(519,041)
Net income	0	$ 0	0	43,472	$ 43,472
Balance at Dec. 31, 2024	$ 0	$ 2	$ 595,947	$ (333,770)	$ 262,179
Balance (in shares) at Dec. 31, 2024	20,000	20,374,165